SCHEDULE OF COMPONENT OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended		15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Profit (loss) from discontinued operations		$ 4,956,408		$ 4,956,408	$ (857,554)
Solutions Business [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from discontinued operations		$ 4,956,408